Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 8 Leases

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the esti-mated lease term, which currently is 2 to 8 years for the Group’s leases.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable and variable lease payments that depend on an index or a rate. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the commencement date, because the interest rate implicit in the lease is not readily determinable. Following the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments). The Group’s lease liabilities are included in Non-current lease liabilities and other current liabilities in the consolidated statements of financial position (see Note 8 Leases and 20 Financial Risks).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e., those leases that have a lease term of twelve months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as an expense on a straight-line basis over the lease term.

	December 31,
Right-of-use assets	2023	2022
Opening balance	24,452	33,300
Additional agreements	10,518	—
Revaluation of agreements	15,887	(427)
Depreciation	(12,360)	(10,807)
Termination of agreement	(113)	—
Exchange differences	(198)	2,386
Net book value	38,186	24,452

Depreciation on right-of-use assets is included in the consolidated statements of income under	2023	2022	2021
Research and development expenses	1,373	1,073	997
Marketing and selling expenses	3,923	3,743	1,522
Administrative expenses	7,064	5,991	3,192
	12,360	10,807	5,711

	December 31,
Lease liabilities	2023	2022
Non-current lease liabilities	27,088	15,792
Current lease liabilities	12,537	10,374
Total	39,625	26,165

Lease liabilities are included in the consolidated statements of financial position under Non-current lease liabilities and Other current liabilities. Changes in liabilities arising from financing activities, see Note 23 Cash for further information on leasing liabilities.

	December 31,
Maturity analysis on future lease liabilities	2023	2022
<12 months	25,102	16,467
1-2 years	21,509	12,613
>2 years	18,412	10,053
	65,023	39,133

Future lease payments in accordance with the above are undiscounted.

The leases primarily comprise of leased premises for the Group. The lease agreements for leased premises have terms ending 2024 until 2030 respectively and can be extended unless one of the parties terminates the lease agreements. The Group cannot determine with reasonable certainty whether the extensions will take place based on the Group’s development and has therefore not expected utilization after the terms ending. Future lease payments are linked to the development in the CPI index, but with a limitation on negative index change. Index adjustments are included in the lease liability when they come into force and are then adjusted against the right-of-use asset. Lease of low-value assets consists mainly of storage and office equipment.

	Year Ended December 31,
	2023	2022	2021
Interest expenses attributable to lease liabilities	2,744	1,604	590
Expenses attributable to short-term lease	6	0	633
Expenses attributable to leasing agreements with low value	225	214	146
Expenses attributable to variable lease payments that are not included in lease liabilities	1,726	303	446
Expenses attributable to lease depreciation	12,360	10,807	5,711
Total expensed during the year	17,061	12,928	7,526

This year's lease payments in the Group	16,784	13,231	6,659